Long-term Incentive Plans (Details 3) - $ / shares	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Statement [Line Items]
Weighted average remaining contractual life, granted			5 years
Share Purchase Options [member]
Statement [Line Items]
Number of options, outstanding, beginning	12,345,000	10,215,000	6,270,000
Number of options, Granted	900,000	2,150,000	6,045,000
Number of options, Forfeited/Expired	(4,150,000)	(20,000)	(2,100,000)
Number of options, outstanding, ending	9,095,000	12,345,000	10,215,000
Weighted average exercise price, outstanding, beginnig	$ 0.15	$ 0.15	$ 0.38
Weighted average exercise price, Granted	0.09	0.14	0.07
Weighted average exercise price, Forfeited/Cancelled	(0.27)	(0.16)	(0.60)
Weighted average exercise price, outstanding, ending	$ 0.09	$ 0.15	$ 0.15
Weighted average remaining contractual life, outstanding, beginning	1 year 2 months 27 days	1 year 11 months 8 days	1 year 11 months 4 days
Weighted average remaining contractual life, granted	4 years 3 months 29 days	3 years	3 years
Weighted average remaining contractual life, outstanding, ending	11 months 8 days	1 year 2 months 26 days